Equity - Profit (loss) per share - Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Profit (loss) for the year (numerators)	$ 124,003,000	$ 123,529,000	$ (68,916,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ 0.49	$ 0.49	$ (0.27)
Profit (loss) per diluted shares	$ 0.49	$ 0.49	$ (0.27)